Moderate Balanced Fund Summary

Class/Ticker: Class A - WFMAX; Class B - WMOBX; Class C - WFBCX

Summary Prospectus

May 6, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated October 1, 2012, as supplemented November 14, 2012, April 19, 2013 and May 6, 2013 and statement of additional information ("SAI") dated October 1, 2012, as supplemented November 7, 2012, February 22, 2013 and May 6, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 25 and 27 of the Prospectus and "Additional Purchase and Redemption Information" on page 53 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.63%	0.63%	0.63%
Acquired Fund Fees and Expenses	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	1.33%	2.08%	2.08%
Fee Waivers	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.15%	1.90%	1.90%
1.	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$685	$693	$293	$193	$193
3 Years	$955	$934	$634	$634	$634
5 Years	$1,246	$1,302	$1,102	$1,102	$1,102
10 Years	$2,070	$2,114	$2,396	$2,114	$2,396

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

The Fund's "neutral" target allocation is as follows:

  60% of the Fund's total assets in fixed income securities; and

    40% of the Fund's total assets in equity securities.

  The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity and fixed income investment styles of several master portfolios. We may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

  The Fund's "neutral" target allocation is 60% of the Fund's total assets in fixed income securities and 40% of the Fund's total assets in equity securities, which is consistent with the strategy of the Fund to produce more stable, less volatile returns in most investment environments. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation slightly in favor of fixed income securities to be a "moderate" investment strategy.

  The fixed income portion of the Fund employs a variety of investment styles, intended in the aggregate to reduce price and return volatility, and deliver more consistent returns. The majority of the Fund's fixed income portion is allocated to master portfolios which represent various U.S. dollar-denominated investment grade debt styles having dollar-weighted average effective durations of between approximately one year to six years.

  The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The majority of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.

  In addition, certain of the fixed income and equity master portfolios in which the Fund may invest may employ a variety of derivative instruments such as futures, options and swap agreements. To the extent that one or more master portfolios is invested in such derivatives, the Fund will be exposed to the risks associated with such investments.

  We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

  As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

  Principal Investment Risks

  An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

  Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

  Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

  Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

  Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

  Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

  Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

  Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

  Swaps Risk. Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.

  U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

  Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

  Performance

  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

  Calendar Year Total Returns for Class A as of 12/31 each year
  (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2009	+10.94%
Lowest Quarter: 4th Quarter 2008	-14.03%
Year-to-date total return as of 6/30/2012 is +5.89%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/30/2004	-5.17%	0.42%	2.59%
Class A (after taxes on distributions)	1/30/2004	-5.98%	-0.79%	1.27%
Class A (after taxes on distributions and the sale of Fund Shares)	1/30/2004	-3.13%	-0.19%	1.61%
Class B (before taxes)	1/30/2004	-5.15%	0.46%	2.66%
Class C (before taxes)	1/30/2004	-1.11%	0.86%	2.42%
Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)		3.48%	3.47%	4.83%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		2.11%	-0.25%	2.92%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

  Fund Management

Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Thomas C. Biwer, CFA, Portfolio Manager/2005 Andrew Owen, CFA, Portfolio Manager/2005 Erik J. Sens, CFA, Portfolio Manager/2013

Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Doug Beath, Portfolio Manager / 2006 Petros Bocray, CFA, FRM, Portfolio Manager / 2009 Jeffrey P. Mellas, CAIA, Portfolio Manager / 2003

  References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

  Purchase and Sale of Fund Shares

Buying Fund Shares	To Place Orders or Redeem Shares

  Minimum Initial Investment
  Regular Accounts: $1,000
  IRAs, IRA rollovers, Roth IRAs: $250
  UGMA/UTMA accounts: $50
  Employer Sponsored Retirement Plans: No Minimum
  Class B shares are generally closed to new investment. Minimum Additional Investment
  Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
  UGMA/UTMA accounts: $50
  Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

  Tax Information

  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

  Payments to Broker-Dealers and Other Financial Intermediaries

  If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

  SUPPLEMENT TO THE SUMMARY PROSPECTUSES

  OF

    WELLS FARGO ADVANTAGE ALLOCATION FUNDS

  For the Wells Fargo Advantage Growth Balanced Fund and

  the Wells Fargo Advantage Moderate Balanced Fund

  (each a “Fund” and, collectively, “the Funds”)

  Effective September 30, 2013, the summary prospectuses for each Fund are revised to reflect the following changes:

  The table entitled “Portfolio Management” for the Sub-Adviser is replaced with the following:

Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Kandarp Acharya, Portfolio Manager / 2013 Christian Chan, Portfolio Manager / 2013

  The section entitled “Principal Investment Strategies” for each Fund are amended as follows:

Current language	Replacement language effective 9/30/13

  We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

  We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. We use futures contracts to implement target allocation changes, rather than physically reallocating assets among investment styles.

  For the Funds indicated below, the following sentence is added to the beginning of the sections entitled “Principal Investment Strategies”:

Growth Balanced Fund	Moderate Balanced Fund
We seek to achieve the Fund’s investment objective by allocation up to 75% of its assets to equity securities and up to 45% of its assets to fixed income securities.	We seek to achieve the Fund’s investment objective by allocation up to 50% of its assets to equity securities and up to 70% of its assets to fixed income securities.

  August 16, 2013                                                                                                 0117083/P0117SP

  Moderate Balanced Fund Summary

  Class/Ticker: Administrator Class - NVMBX

  Summary Prospectus

  May 6, 2013

Link to Prospectus	Link to SAI

  Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated October 1, 2012, as supplemented February 22, 2013, April 19, 2013 and May 6, 2013, and statement of additional information ("SAI") dated October 1, 2012, as supplemented November 7, 2012, February 22, 2013 and May 6, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

  Investment Objective

  The Fund seeks total return, consisting of current income and capital appreciation.

  Fees and Expenses

  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.45%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	0.27%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.90%
1.	The Adviser has committed through September 30, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

  Example of Expenses

  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$92
3 Years	$345
5 Years	$618
10 Years	$1,396

  Portfolio Turnover

  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

  Principal Investment Strategies

  The Fund's "neutral" target allocation is as follows:

    60% of the Fund's total assets in fixed income securities; and

      40% of the Fund's total assets in equity securities.

    The Fund is a gateway fund that uses a "multi-style" investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. "Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. Currently, the Fund's portfolio combines the different equity and fixed income investment styles of several master portfolios. We may also invest in additional or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

    The Fund's "neutral" target allocation is 60% of the Fund's total assets in fixed income securities and 40% of the Fund's total assets in equity securities, which is consistent with the strategy of the Fund to produce more stable, less volatile returns in most investment environments. We consider the neutral target allocation of the Fund to be "balanced", with the bias in the target allocation slightly in favor of fixed income securities to be a "moderate" investment strategy.

    The fixed income portion of the Fund employs a variety of investment styles, intended in the aggregate to reduce price and return volatility, and deliver more consistent returns. The majority of the Fund's fixed income portion is allocated to master portfolios which represent various U.S. dollar-denominated investment grade debt styles having dollar-weighted average effective durations of between approximately one year to six years.

    The equity portion of the Fund employs a variety of investment styles by investing in a variety of underlying portfolios. The blending of multiple investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The majority of the Fund's equity portion is divided equally between large cap core styles, large cap value styles and large cap growth styles. The remainder is invested in small cap styles and international styles, providing broad market capitalization and regional exposure.

    In addition, certain of the fixed income and equity master portfolios in which the Fund may invest may employ a variety of derivative instruments such as futures, options and swap agreements. To the extent that one or more master portfolios is invested in such derivatives, the Fund will be exposed to the risks associated with such investments.

    We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

    As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the target allocations among different investment styles at any time. When the percentage of Fund assets that we invest in each master portfolio temporarily deviates from the target allocations due to changes in market value, we may use cash flows or effect transactions to reestablish the target allocations.

    Principal Investment Risks

    An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below, including loss of money.

    Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

    Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

    Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

    Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

    Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

    Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

    Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

    Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

    Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

    Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

    Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

    Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

    Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

    Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

    Swaps Risk. Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.

    U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

    Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

    Performance

    The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

    Calendar Year Total Returns as of 12/31 each year
    Administrator Class

Highest Quarter: 2nd Quarter 2009	+10.95%
Lowest Quarter: 4th Quarter 2008	-14.00%
Year-to-date total return as of 6/30/2012 is +6.02%

Average Annual Total Returns for the periods ended 12/31/2011
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	11/11/1994	0.88%	1.86%	3.45%
Administrator Class (after taxes on distributions)	11/11/1994	-0.04%	0.57%	2.08%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	11/11/1994	0.84%	0.99%	2.33%
Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)		3.48%	3.47%	4.83%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		2.11%	-0.25%	2.92%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%

    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

    Fund Management

Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Thomas C. Biwer, CFA, Portfolio Manager/2005 Andrew Owen, CFA, Portfolio Manager/2005 Erik J. Sens, CFA, Portfolio Manager/2013

Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Doug Beath, Portfolio Manager / 2006 Petros Bocray, CFA, FRM, Portfolio Manager / 2009 Jeffrey P. Mellas, CAIA, Portfolio Manager / 2003

    References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

    Purchase and Sale of Fund Shares

    Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

    Tax Information

    Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

    Payments to Broker-Dealers and Other Financial Intermediaries

    If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

    SUPPLEMENT TO THE SUMMARY PROSPECTUSES

    OF

      WELLS FARGO ADVANTAGE ALLOCATION FUNDS

    For the Wells Fargo Advantage Growth Balanced Fund and

    the Wells Fargo Advantage Moderate Balanced Fund

    (each a “Fund” and, collectively, “the Funds”)

    Effective September 30, 2013, the summary prospectuses for each Fund are revised to reflect the following changes:

    The table entitled “Portfolio Management” for the Sub-Adviser is replaced with the following:

Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Capital Management Incorporated	Kandarp Acharya, Portfolio Manager / 2013 Christian Chan, Portfolio Manager / 2013

    The section entitled “Principal Investment Strategies” for each Fund are amended as follows:

Current language	Replacement language effective 9/30/13

    We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, to assess the relative attractiveness of equity and fixed income investments and to recommend changes in the Fund's target allocations. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

    We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. We use futures contracts to implement target allocation changes, rather than physically reallocating assets among investment styles.

    For the Funds indicated below, the following sentence is added to the beginning of the sections entitled “Principal Investment Strategies”:

Growth Balanced Fund	Moderate Balanced Fund
We seek to achieve the Fund’s investment objective by allocation up to 75% of its assets to equity securities and up to 45% of its assets to fixed income securities.	We seek to achieve the Fund’s investment objective by allocation up to 50% of its assets to equity securities and up to 70% of its assets to fixed income securities.

    August 16, 2013                                                                                                 0117083/P0117SP